SUNAMERICA FOCUSED SERIES, INC.
                               Focused Portfolios

      Supplement to the Prospectus and Statement of Additional Information
                             dated February 20, 2004


       Effective June 1, 2004, the Net Asset Value Transfer Program referenced on page 34 of the Prospectus and described on page B-70 of the Statement of Additional Information is no longer being offered. All references to the program in the Prospectus and Statement of Additional Information are no longer applicable.

Dated: May 13, 2004

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                         SUNAMERICA FOCUSED SERIES, INC.
                           Asset Allocation Strategies

      Supplement to the Prospectus and Statement of Additional Information
                            dated February 20, 2004


              Effective June 1, 2004, the Net Asset Value Transfer Program referenced on page 24 of the Prospectus and described on page B-37 of the Statement of Additional Information is no longer being offered. All references to the program in the Prospectus and Statement of Additional Information are no longer applicable.

Dated: May 13, 2004